Provisions for other liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for other liabilities and charges [Abstract]
Schedule of decommissioning and site restoration provision

	2021	2020	2019
	$'000	$'000	$'000

At January 1	53,266	33,568	33,010
Additions through business combinations (refer to note 31)	8,347	15,437	—
Increase in provisions	7,212	8,315	405
Payments for tower and tower equipment decommissioning	(231)	(65)	—
Reversal of decommissioning through profit and loss	(2,671)	—	—
Unwinding of discount	4,644	2,644	1,712
Effects of movement in exchange rates	1,374	(6,633)	(1,559)
At December 31	71,941	53,266	33,568

Analysis of total decommissioning and site restoration provisions:
Non-current	71,598	49,469	29,801
Current	343	3,797	3,767
	71,941	53,266	33,568

Schedule of discount rate applied by each operating entity

		IHS	IHS Côte	IHS	IHS
	Nigerian	Cameroon	d’Ivoire	Zambia	Rwanda	Brazilian	IHS Kuwait
Discount	entities	S.A.	S.A.	Limited	Limited	entities	Limited
rates	%	%	%	%	%	%	%

2021	11.2	5.5	8.0	5.1	16.0	6.8	3.4
2020	11.2	5.5	8.0	5.5	16.0	6.8	4.8

Schedule of impact on accumulated losses of 1% shift in discount rate

	Increase/ (decrease)
	on accumulated losses
	2021	2020
	$’000	$’000
Effect of 1% increase in discount rate	(1,571)	(767)
Effect of 1% decrease in discount rate	1,093	815